OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT ASSETS
Schedule of Other Current Assets

	December 31,
	2019	2018

Other receivables	$24,643	$26,496
	$24,643	$26,496